Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2022
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases are then discounted.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits, and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for ECL on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for ECL is calculated using the methodology described in Note 11.

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost of these matters to the Group (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events.

Provisions carried for long service leave are supported by an independent actuarial report.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Provisions

		Annual
		leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	ECL	Lease	Restructuring	regulation and
	service	employee	lending	on credit	restoration	and other	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2021	531	803	117	401	201	376	1,142	3,571
Additions	86	1,166	100	79	23	250	285	1,989
Utilisation	(55)	(1,002)	(102)	-	(16)	(228)	(755)	(2,158)
Reversal of unutilised provisions	(111)	(45)	(32)	(61)	-	(43)	(159)	(451)
Balances reclassified to liabilities held for sale (Note 38)	(1)	-	-	-	-	-	-	(1)
Balance as at 30 September 2022	450	922	83	419	208	355	513	2,950
Parent Entity
Balance as at 30 September 2021	508	739	114	352	172	373	996	3,254
Additions	101	1,116	91	79	23	228	208	1,846
Utilisation	(59)	(965)	(92)	-	(16)	(236)	(641)	(2,009)
Reversal of unutilised provisions	(110)	(45)	(31)	(47)	-	(25)	(128)	(386)
Balance as at 30 September 2022	440	845	82	384	179	340	435	2,705

Legislative liabilities

The Group had the following assessed liabilities as at 30 September 2022:

●	$23 million (2021: $22 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);
●	$7 million (2021: $7 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);
●	$7 million (2021: $7 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);
●	$1 million (2021: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);
●	$nil (2021: $nil) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);
●	$nil (2021: $nil) based on an actuarial assessment as a self-insurer under the Return to Work Act 1986 (Northern Territory);
●	$1 million (2021: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and
●	$1 million (2021: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Appropriate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Provisions

Compliance, regulation and remediation provisions

Provisions for 2022 in respect of compliance, regulation and remediation include estimates of:

●	Customer refunds associated with matters of potential historical misconduct;
●	Costs of completing remediation programs; and
●	Potential non-lending losses and costs connected with certain litigation and regulatory investigations.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Certain litigation

As at 30 September 2022, the Group held provisions in respect of potential non-lending losses and costs connected with certain litigation including:

●	A class action against BT Funds Management Limited (BTFM) and a former subsidiary, Westpac Life Insurance Services Limited (now known as TAL Life Insurance Services Limited) (WLIS) in the Federal Court of Australia in relation to aspects of BTFM’s BT Super for Life former cash investment option; and
●	A class action against Westpac Banking Corporation and two former subsidiaries, Westpac General Insurance Limited (now known as Allianz Australia General Insurance Limited) and WLIS in the Federal Court of Australia in relation to Westpac’s sale of consumer credit insurance (CCI) products to customers.

Subsequent to 30 September 2022 these two class actions were settled pending court approval. The settlement amounts agreed between the parties are included in the 30 September 2022 provisions.

As at the date of this report, the proposed settlements have not yet been approved by the Court. Consequently, there remains some uncertainty in respect of the settlements and the actual aggregate expense to Westpac associated with these matters.

Certain of the entities mentioned above are no longer part of the Group following the sale of those entities. Westpac has provided warranties and indemnities to the acquirers for certain pre-completion matters, conduct and risks.

Restructuring provisions

The Group carries restructuring provisions for committed business restructures and branch closures. The provisions held primarily relate to separation costs and redundancies. The increase in the current year mostly relates to business sales entered into or completed during the year. Refer to Note 38 for further details.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of the Group’s property leases. The increase in the expected make-good cost has been treated as an addition to the right-of-use asset and is being depreciated over the remaining life of those assets.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Regulatory investigations, reviews and inquiries

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These actions may consider a range of subject matters, and in Australia, a number of investigations and reviews are currently considering potential misconduct in relation to credit and financial services. Matters the subject of such reviews are also assessed for their impact on customers, with customer remediation undertaken where appropriate in accordance with the Group’s Customer Remediation Policy.

Domestic regulators, statutory authorities and other bodies such as ASIC, APRA, AUSTRAC, BCCC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority and Commerce Commission in New Zealand, Monetary Authority of Singapore and Hong Kong Monetary Authority, from time to time conduct investigations, reviews or inquiries, covering a range of matters (including potential contraventions and non-compliance) involving the Group.

These currently include:

●	Investigations by the OAIC in relation to certain practices and systems for compliance with the Privacy Act 1988 (Cth);
●	The provision of superannuation, including insurance in superannuation; and
●	Other areas such as: risk governance; RBNZ liquidity policy and associated risk culture; prudential standards compliance; hardship and debt write-off processes; design and distribution processes; and anti-money laundering and counter-terrorism financing processes and procedures (including reporting).

It is uncertain what (if any) actions will result following the conclusion of these investigations or matters. No provisions have yet been made in relation to any financial liability that might arise in the event proceedings are pursued in relation to the matters outlined above, as any potential future liability of that kind cannot be reliably estimated at this time.

Such investigations, reviews or inquiries have previously resulted, and may in the future result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforceable undertakings, requirement to undertake a review, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation or variation, customer remediation or other sanctions or action being taken by regulators or other parties. Given the size of Westpac, investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties. Prior penalties and contraventions by Westpac in relation to similar issues can also affect penalties that may be imposed.

Litigation

There are ongoing Court proceedings, claims and possible claims against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. No provision has been recognised for potential losses that may arise in relation to the matters below.

Regulatory litigation

●	On 5 May 2021, ASIC filed civil proceedings against Westpac alleging that it had engaged in insider trading and unconscionable conduct and failed to comply with its Australian Financial Services Licence obligations. The allegations relate to interest rate hedging activity by Westpac during its involvement in the 2016 Ausgrid privatisation transaction. Westpac has filed its Response to ASIC’s Concise Statement. A hearing date for this matter has been set down for 18 March 2024.

Class actions

●	Westpac is defending a class action proceeding which was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period, and matters which were the subject of the AUSTRAC civil proceedings. The damages sought on behalf of members of the class have not yet been specified. However, in the course of a procedural hearing, the applicant indicated that a preliminary estimate of the losses that may be alleged in respect of a subset of potential group members exceeded $1 billion. While it remains unclear how the applicant will ultimately formulate their estimate of alleged damages claimed on behalf of group members, it is possible that the claim may be higher (or lower) than the amount referred to above. Given the time period and the nature of the claims alleged to be in question, along with the reduction in our market capitalisation at the time of the commencement of the AUSTRAC civil proceedings, it is likely that any total alleged damages (when, and if, ultimately articulated by the applicant) will be significant. Westpac continues to deny both that its disclosure was inappropriate and, as such, that any group member has incurred damage.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

●	On 16 July 2020, a class action was commenced against Westpac Banking Corporation and St.George Finance Limited (SGF) in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of two class actions commenced against a number of lenders in the auto finance industry. It is alleged Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Westpac and SGF are defending the proceedings. Westpac has not paid flex commissions since 1 November 2018 following an industry-wide ban issued by ASIC.

Westpac is aware, including from media reports and other publicly available material, that at least one other class action (and possibly more) against Westpac entities is being investigated. For example, in July 2020 and again in October 2022, a law firm publicly stated that it is investigating a class action against Asgard and BTFM alleging Asgard and BTFM did not act in the best interests of members of certain superannuation funds when obtaining group insurance policies. Westpac has not been served with a claim in relation to this matter and has no further information about the scope of the proposed claim beyond the public statements issued by the law firm involved.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve issues that have the potential to impact our customers, employees, other stakeholders and reputation. These internal reviews continue to identify issues in respect of which we are taking steps or will take steps to put things right, including so that our customers and employees (as applicable) are not disadvantaged from certain past practices, including making compensation/remediation payments and providing refunds where appropriate. These issues include, among other things, compliance with lending obligations (including responsible lending); payroll processes, including as they relate to employee entitlements; regulatory reporting; sufficiency of training, policies and procedures; anti-money laundering and counter-terrorism financing processes and procedures (including international funds transfer instructions and other reporting); product disclosure; tax withholding processes for persons under 16; storage and use of tax file numbers and other personal information; and impacts from inadequate product governance, including the way some product terms and conditions are operationalised.

In addition, our New Zealand business is reviewing its processes for some products relating to the requirements of the New Zealand Credit Contracts and Consumer Finance Act 2003. The outcome of this complex review is uncertain and could result in customer remediation, regulatory action, litigation and reputational damage.

By undertaking these reviews, we can also improve our processes and controls. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Even where Westpac has remediated or compensated customers, employees or issues, there can still be the risk of regulators challenging the basis, scope or pace of remediation, or imposing fines/penalties, enforceable undertakings (which may include contrition payments) or other sanctions, including civil or criminal prosecutions. Contingent liabilities may exist in respect of actual or potential claims or proceedings (which could be brought by customers, employees/unions, regulators or criminal prosecutors), compensation/remediation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs of up to and including $250,000, per account holder for protected accounts in an eligible ADI. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI or a Banking Act statutory manager is in control of the ADI’s business, and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 (Cth) provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Exposures to third parties relating to divested businesses

The Group has potential exposures relating to warranties, indemnities, and other commitments it has provided to third parties in connection with various divestments of businesses and assets. The warranties, indemnities and other commitments cover a range of matters, conduct and risks, including certain compliance, regulatory investigations and litigation matters outlined in this Note 26.

Note 26. Provisions, contingent liabilities, contingent assets and credit commitments (continued)

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions review, in the normal course of business, the direct and indirect taxation treatment of transactions (both historical and present-day transactions) undertaken by the Group. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation matters arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent entity guarantees and undertakings to subsidiaries

Consistent with 2021, Westpac Banking Corporation, as the parent entity of the Group, makes the following guarantees and undertakings to its subsidiaries:

●	Letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
●	Guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. All but two guarantees are capped at $20 million per year (with an automatic reinstatement for another $20 million) and two specific guarantees are capped at $2 million (with an automatic reinstatement for another $2 million).

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Notes 12 and 22 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Undrawn credit commitments
Letters of credit and guarantees[1]	11,868	11,323	11,324	10,796
Commitments to extend credit[2]	188,183	188,768	165,260	163,685
Other	48	-	48	-
Total undrawn credit commitments[3]	200,099	200,091	176,632	174,481

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2022 the Group had offered $10.4 billion (2021: $9.7 billion) of facilities to customers, which had not yet been accepted.

3.	There is nil (2021: $0.8 billion) undrawn credit commitments related to facilities which are held for sale.